Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 14, 2013	Dec. 31, 2012	Feb. 28, 2013 Term Bank Loan [Member]
Loans with breached covenants		$ 769,098
Reclassification Of Long Term Debt		941,339
Working capital deficit		(670,000)
Purchase obligations funded by short term capital commitments		1,545,571
Syndicated secured loan facility			1,350,000
Number of Ocean Rig common shares sold through a public offering	7,500,000
Proceeds From Sale Of Subsidiarys Common Stock	$ 123,188